Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (144,732)	$ (107,766)	$ (1,529,563)	$ (415,963)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense			586	1,444
Stock compensation expense		$ 71,875	240,375	$ 215,625
Write off of intangible asset			33,369
Write off of deferred offering costs			47,449
Unrealized derivative gain	$ (289,511)		(44,682)
Loss on debt extinguishment	(34,878)
Amortization of debt discount and deferred financing	160,453		263,166
Depreciation expense	140		279
Changes in operating assets and liabilities
Accounts receivable	21,437	$ 748	1,788	$ (2,433)
Inventory	(9,159)	$ 6,005	15,865	$ (17,831)
Prepaid expenses	13,196		(10,500)
Accounts payable	147,192	$ (96,555)	426,455	$ 104,690
Accounts payable - related party	(4,655)	24,212	82,073	(16,261)
Accrued expenses	(9,401)	$ 5,532	$ 123,389	1,363
Customer deposits	8,169
Deferred revenue				(38,250)
Net cash used in operating activities	$ (71,993)	$ (95,949)	$ (349,951)	$ (167,616)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			$ (1,676)
Cash paid for intangible assets		(2,272)		$ (18,044)
Deposits			$ (13,500)
Net cash used in investing activities		(2,272)	(15,176)	$ (18,044)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of the line of credit, net	$ (8,263)	(7,411)	(24,790)	(14,510)
Proceeds from short-term debt - related parties		125,000	160,000	166,000
Payments of short-term debt - related parties		$ (16,500)	$ (19,818)	(9,000)
Proceeds from sale of common stock				$ 41,250
Proceeds from convertible debt	$ 81,000		$ 292,000
Payment of deferred offering costs		$ (11,870)	(44,310)	$ (1,287)
Net cash provided by financing activities	$ 72,737	89,219	363,082	182,453
NET INCREASE (DECREASE) IN CASH	744	(9,002)	(2,045)	(3,207)
CASH AT BEGINNING OF PERIOD	8,224	10,269	10,269	13,476
CASH AT END OF PERIOD	8,968	1,267	8,224	10,269
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$ 6,722	$ 1,005	$ 23,785	$ 6,580
Income taxes paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Deferred financing fees paid through issuance of note	$ 9,000
Prepaid interest paid through issuance of note	6,000
Legal fees paid through issuance of note	10,000
Debt discount resulting from derivative liability	$ 180,741		$ 341,897
Shares issued with debt			34,580
Shares issued as deferred financing cost			4,525
Acquisition expenses paid out of convertible debt proceeds			$ 275,000